employee benefits expense (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Employee benefits expense - gross
Wages and salaries	[1]	$ 3,668	$ 3,017
Share-based compensation		173	147
Pensions - defined benefit		102	78
Pensions - defined contribution		94	92
Restructuring costs		49	63
Employee health and other benefits		190	184
Total		4,276	3,581
Capitalized internal labour costs, net
Capitalized contract acquisition costs		(74)	(54)
Amortized contract acquisition costs		55	48
Capitalized contract fulfilment costs		(2)	(3)
Amortized contract fulfilment costs		4	4
Property, plant and equipment		(350)	(351)
Intangible assets subject to amortization		(208)	(191)
Total		(575)	(547)
Net		$ 3,701	$ 3,034

[1]	For the year ended December 31, 2020, wages and salaries are net of Canada Emergency Wage Subsidy program amounts.